Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue from contracts with customers - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 55,399,112	$ 41,984,221
Perishables [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	31,291,786	24,138,729
Non-perishables [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 24,107,326	$ 17,845,492